Swan Hedged Equity US Large Cap ETF
Schedule of Investments
August 31, 2022 (Unaudited)
	Shares	Value
INVESTMENT COMPANIES — 84.0%
Exchange Traded Funds — 84.0%
iShares Core S&P 500 ETF (a)(b)	284,000	$112,799,120
TOTAL EXCHANGE TRADED FUNDS (Cost $125,587,516)		112,799,120

MONEY MARKET FUNDS — 0.8%
First American Government Obligations Fund Class X, 2.04% (c)	1,068,720	1,068,720
TOTAL MONEY MARKET FUNDS (Cost $1,068,720)		1,068,720

	Number of
	Contracts (d)		Notional Value
PURCHASED OPTIONS — 15.2%
PURCHASED CALL OPTIONS — 0.7%
SPDR S&P 500 ETF Trust
Expiration: December 2023, Exercise Price: $465 (e)	38	61,465	$1,501,684
Expiration: December 2023, Exercise Price: $490 (e)	218	208,735	8,614,924
Expiration: December 2023, Exercise Price: $515 (e)	1,164	639,036	45,998,952
		909,236
PURCHASED PUT OPTIONS — 14.5%
SPDR S&P 500 ETF Trust
Expiration: December 2023, Exercise Price: $455	2,840	19,544,880	112,231,120
TOTAL PURCHASED OPTIONS (Cost $18,452,483)		20,454,116

Total Investments (Cost $145,108,719) — 100.0%		134,321,956
Other assets and liabilities, net — 0.0%		57,964
TOTAL NET ASSETS — 100.0%		$134,379,920

Percentages are stated as a percent of net assets.
SPDR	Standard & Poor's Depositary Receipt
(a)
Fair value of this security exceeds 25% of the Fund's net assets. Additional information for this security, including the financial statements, is available from the SEC's EDGAR database at www.sec.gov.

(b)	All or a portion of this security is segregated or earmarked as collateral for written options.
(c)	The rate shown is the seven-day yield at period end.
(d)	Each contract has a multiplier of 100.
(e)	Held in connection with a written option, see Schedule of Written Options for more detail.

Swan Hedged Equity US Large Cap ETF
Schedule of Written Options
August 31, 2022 (Unaudited)
	Number of
	Contracts (a)	Value	Notional Value
WRITTEN OPTIONS - 0.2%
WRITTEN CALL OPTIONS - 0.2%
SPDR S&P 500 ETF Trust
Expiration: December 2023, Exercise Price: $520	38	$18,696	$1,501,684
Expiration: December 2023, Exercise Price: $550	218	55,917	8,614,924
Expiration: December 2023, Exercise Price: $575	1,164	183,330	45,998,952
		257,943
TOTAL WRITTEN OPTIONS (Premiums Received $1,262,455)		$257,943

Percentages are stated as a percent of net assets.
SPDR	Standard & Poor's Depositary Receipt
(a)	Each contract has a multiplier of 100.

Fair Value Measurements
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels.
Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs
(including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The Fund did not hold any investments during the period with significant unobservable inputs which would be classified as Level 3.

The following is a summary of the inputs used to value the Fund's investments carried at fair value as of August 31, 2022:

	Level 1	Level 2	Level 3	Total
Investments - Assets:
Exchange Traded Funds	$112,799,120	$-	$-	$112,799,120
Money Market Funds	1,068,720	-	-	1,068,720
Purchased Options	-	20,454,116	-	20,454,116
Total Investments - Assets	$113,867,840	$20,454,116	$-	$134,321,956
Other Financial Instruments - Liabilities:
Written Options	$-	$257,943	$-	$257,943